TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Corporate Tax Rates
Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States may be subject to the following statutory federal (approximate) tax rates:

	Year ended December 31,
	2018	2017	2016

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	21%	34%	34%
Germany	16%	16%	16%

Schedule of Deferred Tax Liabilities
Significant components of the Company and its subsidiary deferred tax assets are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net Operating losses	$25,892	$24,972
Lease provision	1,472	1,511
Other	196	203

Deferred tax assets	27,560	26,686

Deferred tax liabilities:
Land	(5,362)	(5,408)
Building	(10,058)	(10,344)
Other	(2,571)	(605)

Deferred tax liabilities	(17,991)	(16,357)

Valuation allowance	(23,321)	(24,371)

Deferred tax liabilities, net	$(13,752)	$(14,042)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2018	2017	2016

Income before taxes as reported	$3,525	$4,451	$4,070

Theoretical tax benefit computed at the statutory rate 23%, 24% and 25% for the years 2018, 2017 and 2016, respectively	811	1,068	1,018
Income tax at rate other than the Ltd. statutory tax rate	52	(226)	(163)
Tax adjustments in respect of currency translation	2	33	86
Adjustment of deferred tax balances following a decrease in statuary tax rates	-	4,225	1,229
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	446	(3,600)	(638)
Taxes for previous years	47	(80)	-
Other non-deductible expenses	106	182	95

Income tax expense	$1,464	$1,602	$1,627

Schedule of Income Before Taxes on Income
f.	Income before taxes on income consists of the following:

	Year ended December 31,
	2018	2017	2016

Domestic	$(2,515)	$(84)	$(1,239)
Foreign	6,040	4,535	5,309

	$3,525	$4,451	$4,070

Schedule of Components of Income Tax Expense
	Year ended December 31,
	2018	2017	2016

Current	$1,637	$1,771	$1,801
Deferred	(173)	(169)	(174)

	$1,464	$1,602	$1,627

Domestic	$-	$-	$-
Foreign	1,464	1,602	1,627

	$1,464	$1,602	$1,627